Segmented information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented information	Segmented information:
The Company’s operations consist of the production and sale of methanol, which constitutes a single operating segment.
During the years ended December 31, 2024 and 2023, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South America	South Korea	Other Asia	Canada	TOTAL
2024	$828,531	$841,546	$502,134	$478,752	$482,645	$401,830	$184,391	$3,719,829
	22%	23%	13%	13%	13%	11%	5%	100%
2023	$1,042,723	$722,578	$574,951	$428,617	$391,821	$387,373	$175,412	$3,723,475
	28%	19%	15%	12%	11%	10%	5%	100%
As at December 31, 2024 and 2023, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Canada	Chile	Trinidad	Waterfront Shipping	Other	TOTAL
December 31, 2024	$2,582,900	$482,764	$83,880	$161,870	$114,327	$42,282	$698,003	$31,483	$4,197,509
December 31, 2023	$2,537,515	$520,497	$232,831	$157,483	$113,789	$43,835	$775,729	$30,089	$4,411,768
[1] Includes right-of-use (leased) assets.